Fixed Assets - Carrying amounts of right-of-use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning	€ 13,611	€ 15,907
Additions	24,434	154
Disposals	(51)
Depreciation expense	(3,719)	(2,529)
Foreign currency translation	(291)	79
Balance at the end	33,984	13,611
Land and Buildings
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning	13,375	15,536
Additions	23,738	82
Disposals	0
Depreciation expense	(3,525)	(2,322)
Foreign currency translation	(292)	79
Balance at the end	33,296	13,375
Vehicles
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning	126	132
Additions	58	59
Disposals	0
Depreciation expense	(70)	(65)
Foreign currency translation	(1)
Balance at the end	113	126
Other equipment
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning	110	239
Additions	638	13
Disposals	(51)
Depreciation expense	(124)	(142)
Foreign currency translation	2
Balance at the end	€ 575	€ 110